Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Schedule of financial statement amounts and balances of the VIEs

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Cash and cash equivalents	296,436,625	339,495,145
Restricted cash	—	83,387
Short-term bank deposits	300,000,000	80,000,000
Accounts receivable, net	67,047,505	48,706,963
Prepayments	37,098,798	26,353,088
Amounts due from related parties	68,876,780	74,116,192
Other current assets	187,494,652	175,835,175
Property and equipment, net	6,411,258	3,088,802
Long-term bank deposits	330,000,000	160,000,000
Intangible assets, net	117,532,794	59,542,225
Right-of-use assets	10,343,953	12,891,088
Investments	204,774,779	193,677,231
Other non-current assets	149,706,686	63,013,382
Total Assets	1,775,723,830	1,236,802,678
LIABILITIES
Accounts payable	458,427,202	436,642,460
Advances from customers	12,899,984	4,412,848
Deferred revenue	299,993,895	251,591,800
Accrued expenses and other current liabilities	116,262,804	117,124,157
Amounts due to related parties	249,288,032	220,194,409
Lease liabilities	8,779,089	12,649,480
Total Liabilities	1,145,651,006	1,042,615,154

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenue	7,022,078,865	5,459,630,803	4,234,608,729
Net loss	(9,846,803)	(49,971,489)	(266,581,526)

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	78,293,695	(180,359,213)	(385,060,569)
Net cash provided by investing activities	142,920,773	55,516,731	380,148,093
Net cash used in financing activities	—	(965)	—

Schedule of quoted market prices to determine the fair value of an asset or liability

			Quoted Prices in Active	Significant Other
			Markets for Identical	Observable
As of December 31,	Description	Fair Value	Assets (Level 1)	Inputs (Level 2)
		RMB	RMB	RMB
2024	Investment in equity investees	76,929,667	76,929,667	—

Schedule of fair value and the non-recurring losses recognized due impairment of the related assets

As of December 31,2023

Description	Fair Value	Total Losses
	RMB	RMB
Goodwill	—	13,966,789
Equity method investments	143,955,394	29,123,511
Equity investments without readily determinable fair value	—	58,005,769
Total	143,955,394	101,096,069

As of December 31,2024

Description	Fair Value	Total Losses
	RMB	RMB
Equity method investments	—	7,085,156
Equity investments without readily determinable fair value	—	19,689,373
Intangible assets, net – agency contract rights	—	61,679,245
Other non-current assets - prepayments	—	13,793,447
Total	—	102,247,221

Schedule of property and equipment, net estimated useful lives

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years

Schedule of intangible assets, net estimated useful lives

Agency contract rights	Over the contract period
License for Online Transmission of Audio/Video Programs (1)	Infinite life
Software	3 - 5 years
Licensed copyrights of content	1 - 3 years
Others	3 - 10 years
(1)

The license permits the Group in the provision of online streaming of video on its platforms. The license is renewable every 3 years and may be renewed indefinitely. The Group has renewed this license in March 2024 which remains valid until March 2027, and intends to renew the license indefinitely.

Schedule of disaggregation of revenue

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Live streaming	6,797,326,921	4,799,005,778	3,073,920,690
Innovative business	—	—	1,015,882,444
Advertisement and other revenue	310,911,431	731,398,779	181,022,322
Total	7,108,238,352	5,530,404,557	4,270,825,456

Schedule of movement in accounts receivable, advances from customers and deferred revenue

		Advances
	Accounts	from	Deferred
	receivable	customers	revenue
	RMB	RMB	RMB
Ending Balance as of January 1, 2023	109,180,373	3,251,684	275,011,206
(Decrease) Increase, net	(35,727,136)	9,659,281	32,830,098
Ending Balance as of December 31, 2023	73,453,237	12,910,965	307,841,304
(Decrease) Increase, net	(24,396,466)	(8,467,070)	(56,249,504)
Ending Balance as of December 31, 2024	49,056,771	4,443,895	251,591,800

Schedule of concentration of risk, accounts receivable, net

	As of December 31,
	2023		2024
	RMB	%	RMB	%	US$	%
Company A	*	*	6,930,689	14%	949,500	14%
Company B	8,121,923	11%	*	*	*	*
Company C	*	*	6,273,190	13%	859,424	13%
*	Represents less than 10% of accounts receivable, net for the period.